Business Combination - Narrative (Details)							1 Months Ended	12 Months Ended				15 Months Ended
	Sep. 30, 2026 milestone $ / shares shares	Sep. 30, 2025 placement shares	Sep. 30, 2024 placement shares	Mar. 04, 2024 USD ($) shares	Dec. 13, 2023 USD ($) shares	Sep. 21, 2023 shares	Feb. 29, 2024 USD ($) agreement $ / shares shares	Sep. 30, 2026 USD ($) milestone $ / shares shares	Sep. 30, 2025 USD ($) placement shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) placement shares	Jun. 30, 2025 USD ($)	Dec. 06, 2024 $ / shares	Nov. 04, 2024 $ / shares
Business Combination [Line Items]
Business combination, exchange ratio				34.27%
Less: GigCapital5 transaction costs paid from Trust				$ 1,073,667
Number of additional subscription agreement | agreement							2
Fair value of earnout liability at issuance				$ 3,670,000						$ 3,670,000	$ 0
Earnout liability										440,000	$ 0		$ 280,000
Merger Earnout Consideration Shares
Business Combination [Line Items]
Contingent consideration, liability, shares (in shares) | shares						3,000,000
2024 Earnout Shares
Business Combination [Line Items]
Contingent consideration, liability, shares (in shares) | shares			833,333									1,000,000
Contingent consideration, liability, additional shares (in shares) | shares												166,667
Number of placements | placement			8									8
Contingent consideration, liability, achieved revenue												$ 4,400,000
2025 Earnout Shares | Forecast
Business Combination [Line Items]
Contingent consideration, liability, shares (in shares) | shares		833,333							1,000,000
Contingent consideration, liability, additional shares (in shares) | shares									166,667
Number of placements | placement		4							4
Contingent consideration, liability, achieved revenue									$ 17,100,000
2026 Earnout Shares | Forecast
Business Combination [Line Items]
Contingent consideration, liability, shares (in shares) | shares	833,333							1,000,000
Contingent consideration, liability, additional shares (in shares) | shares								166,667
Contingent consideration, liability, achieved revenue								$ 30,000,000
Contingent consideration, liability, earnout period, stock price trigger (in dollars per share) | $ / shares	$ 45.00							$ 45.00
Contingent consideration, liability, earnout period, threshold trading days								20 days
Contingent consideration, liability, earnout period, threshold trading day period								30 days
Number of milestones achieved | milestone	1							1
Subscription Agreement And Business Combination Agreement
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							66,667
Consideration received on transaction							$ 500,000
Stock Subscription Agreements
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				50,000
General and Administrative Expense | Subscription Agreement And Business Combination Agreement
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										206,000
General and Administrative Expense | Stock Subscription Agreements
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										529,500
Yorkville Pre-paid Advance
Business Combination [Line Items]
Original issue discount				6.00%
Pre-paid advance agreement, term				15 months
Debt instrument, interest rate, stated percentage				6.00%
Interest increase upon default				18.00%
Potential shares from Cable Car Loan
Business Combination [Line Items]
Debt instrument, interest rate, stated percentage							0.00%
Debt amount							$ 1,500,000
Conversion price (in dollars per share) | $ / shares							$ 6.00
Debt, term							13 months
Issuance of common stock (in shares) | shares							60,000
Yorkville
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				333,334
Yorkville | Yorkville Pre-paid Advance
Business Combination [Line Items]
Pre-paid advance agreement				$ 10,000,000
Conversion price (in dollars per share) | $ / shares														$ 1.50	$ 1.9887
William Blair & Co., L.L.C.
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							246,667
Assumed liabilities settled										2,410,000
William Blair & Co., L.L.C. | General and Administrative Expense
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										202,200
Mizuho Securities USA, LLC
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							33,334
Assumed liabilities settled										250,000
Number of non-redemption agreement | agreement							1
Consideration received on transaction							$ 250,000
Mizuho Securities USA, LLC | General and Administrative Expense
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										103,000
Donnelley Financial Solutions, LLC
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							66,667
Consideration received on transaction							$ 500,000
IB Capital LLC
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							80,000
Consideration received on transaction							$ 600,000
Donnelley Financial Solutions, LLC and IB Capital LLC
Business Combination [Line Items]
Assumed liabilities settled										1,100,000
Donnelley Financial Solutions, LLC and IB Capital LLC | General and Administrative Expense
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										453,200
LionBay Ventures
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares							3,333
Business acquisition, number of common stock purchased (in shares) | shares							5,667
Business acquisition, strike price per share (in dollars per share) | $ / shares							$ 25.50
LionBay Ventures | General and Administrative Expense
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										35,300
Exit Strategy Partners, LLC
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares					83,334
Payment for professional fees				125,000	$ 225,000
Accrued professional fees				$ 100,000
Exit Strategy Partners, LLC | General and Administrative Expense
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										1,107,500
Non-Redeeming Shareholders | September 2023 Non-Redemption
Business Combination [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				142,492
Non-Redeeming Shareholders | General and Administrative Expense | September 2023 Non-Redemption
Business Combination [Line Items]
Less: GigCapital5 transaction costs paid from Trust										$ 1,508,994